SEGMENTED INFORMATION - Disclosure of detailed information about royalty and other property interest by location (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Royalty and other property interests	$ 53,425	$ 65,648	$ 14,517
Turkey [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	34,528	43,742
U.S.A. [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	6,026	7,528
Argentina [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	6,643	7,084
Canada [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	2,282	2,985
Peru [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	1,828	1,949
Chile [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	1,271	1,457
Sweden [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	323	345
Finland [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	192	205
Mexico [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	184	196
Serbia [Member]
Disclosure of operating segments [line items]
Royalty and other property interests	$ 148	$ 158